Related Parties	6 Months Ended
Jun. 30, 2023
Related Parties [Abstract]
RELATED PARTIES

NOTE 3 – RELATED PARTIES

The employment expenses of the Company’s co-founders who each owns more than 5% of the Company’s Ordinary Shares: Asher Dahan (the Chairman of the Board of Directors and the Chief Executive Officer of the Company), Guy Wagner (President and Director of the Company) and Leeor Langer (the Chief Technology Officer of the Company), for the six months ended June 30, 2023 and 2022 amounted to $174 thousand and $71 thousand, respectively. Starting from September 2022, their monthly salaries were NIS 70 thousand (approximately $19 thousand, plus social benefits and leased car).